1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (Details) - shares	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Antidilutive Securities, Stock Warrants	48,550,002	40,000,002
Stock Warrants
Antidilutive Securities, Stock Warrants	48,550,000	40,000,000
Convertible Preferred Stock
Antidilutive Securities, Stock Warrants	2	2